Trade receivables - Summary of Carrying Amounts By Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 103,366	$ 112,951
EUR
Current Trade Receivables [Line Items]
Carrying amounts, by currency	31,660	31,523
USD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	29,931	27,828
GBP
Current Trade Receivables [Line Items]
Carrying amounts, by currency	19,670	20,909
CNY
Current Trade Receivables [Line Items]
Carrying amounts, by currency	13,616	19,445
SEK
Current Trade Receivables [Line Items]
Carrying amounts, by currency	2,701	5,939
Other
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 5,788	$ 7,307